CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
Credit Risk
Concentration and risks
Summary of concentration of risk

	As of December 31,
	2022		2023
	RMB		RMB
Company A	125,971	52%	133,882	59%

	As of December 31,
	2022		2023
	RMB		RMB
Xiaomi	360,497	100%	324,223	100%

	As of December 31,
	2022		2023
	RMB		RMB
Xiaomi	25,021	100%	218	97%

Revenue Concentration Risk
Concentration and risks
Summary of concentration of risk

	Year ended December 31,
	2021		2022		2023
	RMB		RMB		RMB
Xiaomi	2,295,569	43%	1,403,354	43%	1,317,314	53%